Employee Benefits (Details 3)	12 Months Ended
Dec. 31, 2017
Bezeq permanent employees [Member]
Schedule of Employees [Line Items]
Actuarial assumption of expected rate of salary	Average update of 7% for young employees, decreasing gradually to 2.7% at the age of 66.
New Bezeq permanent employees [Member]
Schedule of Employees [Line Items]
Actuarial assumption of expected rate of salary	Average update of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66.
Bezeq non-permanent employees [Member]
Schedule of Employees [Line Items]
Actuarial assumption of expected rate of salary	6.5% for young employees decreasing gradually to 0%, 3.5% for senior employees
Pelephone employees [Member]
Schedule of Employees [Line Items]
Actuarial assumption of expected rate of salary	An increase of 3.1%, as set out in the collective agreement at Pelephone
Bezeq International employees [Member]
Schedule of Employees [Line Items]
Actuarial assumption of expected rate of salary	An increase of 3.0%, as set out in the collective agreement at Bezeq International
DBS employees [Member]
Schedule of Employees [Line Items]
Actuarial assumption of expected rate of salary	Rate of increase of 3.5%